Summary of Purchase Price and Goodwill Allocation Amounts (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill	$ 2,152,590	$ 2,138,175	$ 2,282,671
Prism [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill				35,737
Accounts receivable, net				8,059
Other net assets acquired				1,458
Total purchase price				116,154
Patents [Member] | Prism [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Finite lived intangible assets				59,400
Acquired customer relationships [Member] | Prism [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Finite lived intangible assets				10,700
Trademarks [Member] | Prism [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Finite lived intangible assets				$ 800